UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 154.1% (100.0% of Total Investments)

	Alabama – 1.3% (0.9% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	$ 9,942,660
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	10/13 at 100.00	Ca	8,177,613
	FGIC Insured (4)
20,695	Total Alabama			18,120,273
	Arizona – 3.4% (2.2% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa2	3,997,900
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
5,545	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	5,485,779
	2012A, 5.000%, 1/01/43
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,118,020
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,087,940
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,053,220
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA–	3,066,300
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (5)	1,044,080
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	Aa2	4,366,336
	15.105%, 7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,183,235
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,441,315
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA+	5,032,100
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured
2,250	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,205,000
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33 (WI/DD, Settling 8/13/13)
45,865	Total Arizona			46,081,225
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,678,966
	9/01/35 – AMBAC Insured
	California – 19.0% (12.3% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	4,211,704
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	31,924
200	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (5)	212,826
3,470	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	3,692,531
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	26,603
140	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (5)	148,978
2,655	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	2,825,265
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	2,876,970
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	710,518
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
1,215	9.461%, 2/15/20 (IF) (6)	No Opt. Call	AA–	1,115,431
3,220	9.468%, 2/15/20 (IF) (6)	No Opt. Call	AA–	2,955,896
1,275	9.468%, 2/15/20 (IF) (6)	No Opt. Call	AA–	1,170,425
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,515,806
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,636,990
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,058,085
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	9,749,400
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,620	4.500%, 6/01/27	6/17 at 100.00	B	12,373,361
5,290	5.000%, 6/01/33	6/17 at 100.00	B	4,310,504
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,366,146
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,463,544
	11/01/24 – AGM Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	3,059,840
	FGIC Insured (Alternative Minimum Tax)
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,314,190
	5.000%, 7/01/24 – FGIC Insured
5,720	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,517,086
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,003,948
	AGC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/13 at 100.00	N/R	15,000,150
6,000	5.125%, 6/15/33 – AMBAC Insured	12/13 at 100.00	N/R	5,922,360
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,043,873
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	10/13 at 100.00	AA–	6,019,320
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA	3,219,183
	5.000%, 8/01/22 – AGM Insured
510	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	502,998
	2013A, 5.750%, 6/01/48
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,690,550
	2005B, 4.750%, 12/01/21 – FGIC Insured
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,024,240
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	55,219,848
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	1/14 at 100.00	A	31,033,916
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	6,806,900
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	18,041,244
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	A	12,347,888
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	6,859,228
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	5,060,050
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
296,735	Total California			259,139,719
	Colorado – 4.9% (3.2% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	980,035
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%, 11/01/24	11/15 at 100.00	Aa2 (5)	2,103,832
	(Pre-refunded 11/01/15) – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA– (5)	1,042,120
	6/15/25 (Pre-refunded 6/15/14) – NPFG Insured
7,415	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	7,334,547
	5.000%, 11/15/43
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (5)	5,029,052
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1 (5)	1,853,570
	Bonds, Series 2005B, 5.000%, 12/15/28 (Pre-refunded 12/15/14) – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/23 –	No Opt. Call	A	22,509,833
	NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	4,730,300
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (5)	4,818,230
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	3,749,081
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2 (5)	2,659,650
	5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	A+	8,502,465
15	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	15,712
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
645	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	697,690
340	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (5)	367,775
84,935	Total Colorado			66,393,892
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,353,350
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.1% (0.7% of Total Investments)
2,850	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	2,460,120
	Issue, Series 2013, 5.000%, 10/01/45
	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate
	Lien Series 2003:
5,000	5.125%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,040,950
5,000	5.125%, 10/01/25 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,040,950
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,692,962
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (6)
15,520	Total District of Columbia			15,234,982
	Florida – 20.7% (13.5% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,346,488
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,336,659
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (5)	922,906
	(Pre-refunded 10/01/14) – AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/24	10/13 at 100.00	AA+ (5)	4,536,315
	(Pre-refunded 10/01/13) – NPFG Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	6,064,740
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	5,449,100
12,585	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	12,944,679
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (5)	1,579,500
	(Pre-refunded 10/01/14) – NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AA–	3,202,950
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,120	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/13 at 100.00	AA+	1,122,744
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/13 at 100.00	AA+	1,891,644
695	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	10/13 at 100.00	A	698,134
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	916,807
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	478,040
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,259,950
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,103,103
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,233,857
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	A	2,542,475
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA–	2,614,125
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,213,536
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	A– (5)	3,976,836
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
90	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18	8/13 at 100.00	Baa1	90,224
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA–	2,014,800
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	1,941,159
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	2,989,125
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,057,070
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA (5)	2,043,940
	5/01/23 (Pre-refunded 11/01/13) – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,091,950
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,785,655
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa1	1,649,343
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa1	1,779,053
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1 (5)	1,492,284
	10/01/20 (Pre-refunded 10/01/13) – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	AA	1,578,135
	5.000%, 10/01/24 – NPFG Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,461,310
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	4,781,065
	Insured (Alternative Minimum Tax)
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,257,663
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,568,436
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,000,760
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	3,016,590
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20	10/13 at 100.00	Aa2 (5)	2,016,380
	(Pre-refunded 10/01/13) – NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,361,340
1,000	5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,008,400
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	2,010,380
	NPFG Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
3,200	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	3,170,688
1,545	5.000%, 10/01/31 (Alternative Minimum Tax)	No Opt. Call	A	1,521,346
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/13 at 100.00	AA–	2,178,286
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	13,074,687
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,477,100
	2005B, 5.000%, 6/01/25 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,024,570
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA–	2,319,540
	5.250%, 10/01/22 – AGM Insured
6,655	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	Aa3	6,717,890
	10/01/42 (WI/DD, Settling 8/02/13)
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	A	1,338,298
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	A	2,160,444
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA–	2,009,720
	AGM Insured
7,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	6,826,400
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	Aa2	1,065,530
	8/01/27 – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	2,586,850
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,574,350
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,030,671
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,763,335
	5.000%, 10/01/20 – NPFG Insured
985	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	10/13 at 100.00	AA–	985,926
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (5)	2,252,641
	8/01/24 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,196,590
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA+	7,956,720
	10/01/14 – AMBAC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A+ (5)	1,008,350
500	5.250%, 10/01/20 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A+ (5)	504,175
500	5.250%, 10/01/21 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A+ (5)	504,175
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA	3,115,410
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,233,522
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,304,953
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,221,129
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	1,005,250
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	5,796,947
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	8,706,040
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AA– (5)	1,837,375
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21	9/14 at 100.00	AA– (5)	1,051,330
	(Pre-refunded 9/01/14) – NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	2,013,229
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
4,260	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA– (5)	4,446,545
	Series 2004A, 5.000%, 7/01/24 (Pre-refunded 7/01/14) – AGM Insured
5,740	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (5)	6,731,528
	6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2	3,691,639
	6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
3,850	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	4,072,915
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	1,437,924
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	A1	1,486,431
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	A1	1,566,834
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,617,275
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	415,224
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	10/13 at 100.00	Aaa	1,518,000
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	A3	10,028,257
16,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A–	16,140,212
	2012B, 5.000%, 7/01/42
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AA+	1,421,984
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,575,319
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 (Pre-refunded	10/14 at 100.00	AA– (5)	2,110,480
	10/01/14) – AGM Insured
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,086,400
	Series 2007, 5.000%, 8/01/32 – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	A2	1,890,315
	12/01/24 – AGM Insured
275,905	Total Florida			283,200,399
	Georgia – 2.3% (1.5% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,051,760
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	10,279,400
	AGM Insured
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA–	1,198,105
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	2,875,539
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,618,086
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,753,122
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,173,215
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,549,455
5,295	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	A+	4,560,160
	East Issue, Series 2012, 4.250%, 11/15/42
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,314,440
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
31,375	Total Georgia			31,373,282
	Hawaii – 0.0% (0.0% of Total Investments)
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific
	University, Series 2013A:
250	6.625%, 7/01/33	7/23 at 100.00	N/R	250,115
170	6.875%, 7/01/43	7/23 at 100.00	BB+	170,258
420	Total Hawaii			420,373
	Idaho – 1.1% (0.7% of Total Investments)
12,930	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	12,490,897
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	1,096,430
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,167,698
14,995	Total Idaho			14,755,025
	Illinois – 9.8% (6.3% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA–	1,116,119
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	7,804,181
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	7,733,304
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
10,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 5.000%, 11/01/42	11/22 at 100.00	AA	9,893,100
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,231,134
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,580	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	11/13 at 100.00	A	10,624,436
	5/15/21 – NPFG Insured
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/13 at 100.00	Baa1	3,296,186
	5.800%, 6/01/30 – NPFG Insured
3,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	A–	3,622,463
2,315	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	2,276,640
	5.000%, 6/01/42
1,265	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,301,584
	6.000%, 7/01/43
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	7,162,512
	8/15/41 – AGM Insured
14,965	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	14,812,806
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A–	3,425,187
1,225	5.000%, 8/01/22	No Opt. Call	A–	1,316,116
2,740	5.000%, 8/01/23	No Opt. Call	A–	2,916,949
1,055	5.000%, 8/01/24	8/22 at 100.00	A–	1,103,815
270	5.000%, 8/01/25	8/22 at 100.00	A–	278,154
1,425	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,440,119
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	5,946,581
	5.000%, 1/01/24 – AGM Insured
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,474,320
	18.067%, 1/01/21 (IF) (6)
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	AAA	5,299,700
	Tender Option Bond Trust 3861, 15.215%, 6/15/18 (IF) (6)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,919,200
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,054,550
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,602,377
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	5,567,405
	Project, Tender Option Bond Trust 3861, 13.717%, 6/15/42 (IF) (6)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AAA	4,528,465
2,365	5.000%, 12/01/23 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AAA	2,514,042
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	2,145,120
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA–	1,123,198
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA–	1,237,788
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA–	1,370,696
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,217,913
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA–	2,366,788
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA–	2,590,527
176,830	Total Illinois			133,313,475
	Indiana – 6.2% (4.0% of Total Investments)
13,070	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	12,540,012
	2012A, 5.000%, 5/01/42
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,231,374
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
14,760	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	13,672,188
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	4,930,400
	5.000%, 12/01/37
11,200	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A (5)	12,104,064
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	8,518,105
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,271,650
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	10,962,200
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	10,086,423
	5.500%, 1/01/38 – AGC Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (5)	1,369,493
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,488,420
	5.800%, 9/01/47
93,435	Total Indiana			84,174,329
	Iowa – 0.6% (0.4% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,910	5.375%, 6/01/38	6/15 at 100.00	B+	1,562,094
1,010	5.500%, 6/01/42	6/15 at 100.00	B+	821,120
430	5.625%, 6/01/46	6/15 at 100.00	B+	353,374
5,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,817,624
	5.600%, 6/01/34
8,950	Total Iowa			7,554,212
	Kansas – 0.7% (0.5% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 (Pre-refunded	9/14 at 101.00	AA– (5)	2,182,389
	9/01/14) – AGM Insured
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (5)	2,256,561
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (5)	5,086,468
9,035	Total Kansas			9,525,418
	Kentucky – 2.1% (1.3% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3 (5)	4,025,768
	Series 2004, 5.000%, 6/01/20 (Pre-refunded 6/01/14) – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	4,458,725
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA–	11,341,700
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	8,347,125
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
25,230	Total Kentucky			28,173,318
	Louisiana – 4.5% (2.9% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	3,533,030
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22	11/14 at 100.00	A+ (5)	3,214,486
	(Pre-refunded 11/01/14) – NPFG Insured
4,175	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (5)	4,357,114
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	2,591,520
4,415	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	4,767,317
5,000	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	5,399,000
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	3,301,452
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	34,675,042
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.105%,	5/16 at 100.00	Aa1	33,828
	5/01/34 – FGIC Insured (IF)
61,408	Total Louisiana			61,872,789
	Maine – 0.1% (0.1% of Total Investments)
2,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	1,970,549
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	5,257,342
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 3.7% (2.4% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,664,610
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,225	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	2,711,774
	Energy Project, Series 2012B, 4.875%, 11/01/42
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	6,333,906
	Tender Option Bond Trust 2010-20W, 13.591%, 12/15/34 (IF) (6)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (5)	12,011,230
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	15,313,650
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,253,186
	8/01/46 – AGM Insured (UB) (6)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds,	11/14 at 100.00	AA (5)	1,597,410
	Series 2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
47,810	Total Massachusetts			49,885,766
	Michigan – 3.4% (2.2% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	5,727,827
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,553,756
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.240%, 7/01/32 (7)	1/14 at 100.00	A	1,374,636
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (4)	10/13 at 100.00	A	5,749,560
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	2,918,790
8,260	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	8,618,236
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	10,593,550
	2009C, 5.000%, 12/01/48
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	10/13 at 100.00	A	9,889,700
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
47,445	Total Michigan			46,426,055
	Minnesota – 0.9% (0.6% of Total Investments)
5,005	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA–	5,772,517
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	5,919,935
	5.000%, 8/01/18
10,025	Total Minnesota			11,692,452
	Missouri – 0.8% (0.6% of Total Investments)
7,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	7,233,180
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A	4,382,070
	2005, 5.500%, 7/01/29 – NPFG Insured
11,375	Total Missouri			11,615,250
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated	1/21 at 100.00	AA–	3,184,590
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.9% (1.9% of Total Investments)
5,995	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	5,793,448
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	27,264,694
	Insured (UB) (6)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,342,600
	2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25	7/15 at 100.00	AA– (5)	1,086,230
	(Pre-refunded 7/01/15) – AGM Insured
39,120	Total Nebraska			39,486,972
	Nevada – 3.7% (2.4% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	7,609,490
	5.000%, 6/15/19 – FGIC Insured
3,500	Clark County School District, Nevada, General Obligation Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AA–	3,639,580
	6/15/18 – AGM Insured
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	3,195,930
	AGM Insured
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	17,469,984
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	7,631,856
	7/01/25 – FGIC Insured
10,285	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (5)	10,933,161
	12/01/14) – FGIC Insured
47,995	Total Nevada			50,480,001
	New Jersey – 4.3% (2.8% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,104,920
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,367,495
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	3,996,839
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	3,992,142
5,900	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	6,059,595
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	29,345,680
	AGM Insured
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,517,241
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,750	4.500%, 6/01/23	6/17 at 100.00	B1	4,433,698
1,045	4.625%, 6/01/26	6/17 at 100.00	B1	904,897
1,470	4.750%, 6/01/34	6/17 at 100.00	B2	1,072,909
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,548,852
	Series 2005, 5.250%, 1/01/26 – AGM Insured
55,765	Total New Jersey			59,344,268
	New Mexico – 1.3% (0.8% of Total Investments)
3,660	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Subordinate Series	6/15 at 100.00	A+	3,912,467
	2005, 5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA	13,912,120
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			17,824,587
	New York – 7.6% (4.9% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,977,384
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	7,630,756
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,539,102
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,720	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,373,482
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	13,344,625
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	6,323,022
	5/01/33 – NPFG Insured
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,535,100
	5/01/36 – AGM Insured
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,159,492
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	3,059,812
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
2,735	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	2,975,707
	AMBAC Insured
2,265	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21	9/15 at 100.00	Aa2 (5)	2,478,522
	(Pre-refunded 9/01/15) – AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,662,000
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,265,700
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	14,697,900
	AGM Insured
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,924,590
	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,030,120
5,000	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	5,150,600
4,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB+	4,195,645
	Center Project, Series 2012, 5.000%, 7/01/42
4,155	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	10/13 at 100.00	A+	4,166,468
	Subordinate Lien Series 2002E, 5.000%, 11/15/32 – NPFG Insured
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,135	5.000%, 11/15/28	No Opt. Call	A+	2,292,093
2,380	0.000%, 11/15/31	No Opt. Call	A+	956,665
1,710	0.000%, 11/15/32	No Opt. Call	A+	647,577
102,385	Total New York			103,386,362
	North Carolina – 2.0% (1.3% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,191,013
2,575	5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,667,546
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	10,034,800
	Health System, Series 2012A, 5.000%, 6/01/42
4,970	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	4,999,621
	Refunding Series 2012A, 5.000%, 6/01/36
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,382,269
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,477,246
26,160	Total North Carolina			26,752,495
	North Dakota – 0.8% (0.5% of Total Investments)
4,200	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	4,157,916
	Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,374,968
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,466,096
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,260,640
10,750	Total North Dakota			11,259,620
	Ohio – 7.4% (4.8% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,712,804
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	1,946,193
2,755	4.000%, 5/01/33	5/22 at 100.00	AA–	2,364,975
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,372,786
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
9,815	5.125%, 6/01/24	6/17 at 100.00	B–	8,189,243
295	5.875%, 6/01/30	6/17 at 100.00	B	235,678
11,485	5.750%, 6/01/34	6/17 at 100.00	B	8,741,808
1,860	5.875%, 6/01/47	6/17 at 100.00	B	1,392,005
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (5)	2,761,698
	(Pre-refunded 6/01/14) – FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (5)	2,134,600
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22	6/14 at 100.00	N/R (5)	2,478,731
	(Pre-refunded 6/01/14) – AMBAC Insured
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	5,953,920
	Improvement Series 2012A, 5.000%, 11/01/42
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa1	2,347,112
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	18,601,534
	AMBAC Insured
6,425	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt	1/23 at 100.00	AA	6,535,767
	Series 2013A, 5.000%, 1/01/38 (UB)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
390	17.259%, 1/01/38 (IF) (6)	1/23 at 100.00	AA	416,785
1,750	17.318%, 1/01/38 (IF) (6)	1/23 at 100.00	AA	1,870,610
1,250	17.325%, 1/01/38 (IF) (6)	1/23 at 100.00	AA	1,336,200
625	17.325%, 1/01/38 (IF) (6)	1/23 at 100.00	AA	668,100
2,000	17.325%, 1/01/38 (IF) (6)	1/23 at 100.00	AA	2,137,920
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	4,776,478
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	6,436,620
9,235	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	7,877,270
	Group Project, Series 2013, 5.000%, 2/15/48
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (5)	3,048,420
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
2,000	5.750%, 12/01/32	12/22 at 100.00	N/R	2,028,660
1,320	6.000%, 12/01/42	12/22 at 100.00	N/R	1,343,456
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA–	2,058,500
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
107,500	Total Ohio			101,767,873
	Oklahoma – 2.9% (1.9% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,757,145
7,500	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	7,907,850
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,091,060
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,581,090
390	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AA+	398,159
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
20,495	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	19,248,904
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	5,070,710
	AMBAC Insured
39,265	Total Oklahoma			39,054,918
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (5)	2,737,293
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,407,560
	5.250%, 4/01/31
6,535	Total Oregon			7,144,853
	Pennsylvania – 5.7% (3.7% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	12/20 at 100.00	AA–	2,226,399
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA–	8,435,212
	5.000%, 6/01/26 – AGM Insured (UB)
6,555	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	6,336,063
	System Project, Series 2012A, 5.000%, 6/01/42
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	5,379,990
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,646,443
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	1,884,906
	2005A, 5.000%, 5/01/28 – NPFG Insured
	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of
	Philadelphia, Series 2006B:
5,000	4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA–	4,857,400
6,740	4.500%, 6/01/32 – AGM Insured (UB) (6)	12/16 at 100.00	AA–	6,547,775
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,670,859
	AMBAC Insured
1,300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	1,150,916
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	9,999,400
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	7,063,254
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	5,346,589
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,654,411
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA–	3,595,630
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA–	3,770,091
76,230	Total Pennsylvania			77,565,338
	Puerto Rico – 0.8% (0.5% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AA+ (5)	2,718,600
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
670	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	10/13 at 100.00	BBB	671,742
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,634,940
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	5,512,680
	8/01/42 – FGIC Insured
40,720	Total Puerto Rico			10,537,962
	Rhode Island – 1.1% (0.7% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/14 at 100.00	A	2,199,412
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 -
	NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1 (5)	1,485,478
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 (Pre-refunded 9/15/14) – AMBAC Insured
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
215	6.125%, 6/01/32	10/13 at 100.00	BBB+	215,189
10,645	6.250%, 6/01/42	10/13 at 100.00	BBB–	10,654,368
14,460	Total Rhode Island			14,554,447
	South Carolina – 4.5% (2.9% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	Aa1	16,400,968
	Trust 1181, 9.928%, 8/01/15 – AGM Insured (IF)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (5)	2,102,940
2,605	5.250%, 8/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (5)	2,739,079
2,385	5.250%, 8/15/25 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (5)	2,507,756
4,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA–	4,576,320
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
4,100	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	4,007,258
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,389,363
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
17,250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,767,000
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	10,317,548
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
58,990	Total South Carolina			60,808,232
	Texas – 8.5% (5.5% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	4,565,122
	AGM Insured
12,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	12,254,484
	5.125%, 11/01/43 (Alternative Minimum Tax)
9,035	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	8,836,049
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
4,330	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA	3,834,302
	Trust 2013-9A, 18.033%, 4/01/53 (WI/DD, Settling 8/01/13) (IF)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	24,068,750
	2001B, 5.250%, 11/15/40 – NPFG Insured
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,149,720
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,186,300
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	6,711,859
	Refunding Series 2012A, 5.000%, 8/01/46
1,180	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	No Opt. Call	A1	1,184,366
	5.000%, 5/15/21
8,425	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	8,578,167
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series	3/22 at 100.00	AAA	24,531,696
	2012, 5.000%, 3/01/52
1,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,685,093
	2012, 5.000%, 12/15/30
7,600	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	A (5)	8,557,144
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/13 at 100.00	AA–	1,864,509
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
116,295	Total Texas			116,007,561
	Utah – 1.1% (0.7% of Total Investments)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM Insured	6/18 at 100.00	AAA	15,732,600
	(UB) (6)
	Virginia – 1.9% (1.2% of Total Investments)
10,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	10,034,500
	Health System, Series 2012A, 5.000%, 5/15/40
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+ (5)	1,080,209
	Facilities, Series 2003A, 5.250%, 12/15/20 (Pre-refunded 6/15/14) – AGM Insured
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	988,103
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (5)	17,931
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
5,740	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	5,146,656
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,740	0.000%, 7/01/32	No Opt. Call	BBB–	604,406
2,465	0.000%, 7/01/33	No Opt. Call	BBB–	803,220
960	0.000%, 7/01/34	No Opt. Call	BBB–	292,704
1,330	0.000%, 7/01/35	No Opt. Call	BBB–	377,454
2,300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,980,668
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,675,787
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
31,600	Total Virginia			26,001,638
	Washington – 6.8% (4.4% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/14 at 100.00	AAA	10,125,600
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA (5)	2,664,675
	Development, Series 2005A, 5.000%, 1/01/29 (Pre-refunded 1/01/15) – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	3,720,570
	5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.569%,	1/19 at 100.00	Aa1	8,856,450
	1/01/39 – AGC Insured (IF) (6)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	17,224,740
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%,	7/17 at 100.00	AA+	4,777,892
	7/01/32 – AGM Insured (IF) (6)
11,000	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	11,149,270
3,375	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	3,762,619
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,329,648
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,451,670
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,538,949
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,572,926
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	6,450,598
	Series 2012A, 5.000%, 10/01/42
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
165	6.500%, 6/01/26	10/13 at 100.00	A3	166,790
415	6.625%, 6/01/32	10/13 at 100.00	Baa1	420,051
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.606%, 7/01/14 – AGM	No Opt. Call	AA+	8,147,266
	Insured (IF)
87,060	Total Washington			93,359,714
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	10,241,200
	5.000%, 6/15/40
	Wisconsin – 2.0% (1.3% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	8,771,159
	Inc., Series 2012A, 5.000%, 7/15/25
5,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	5,036,097
	Obligated Group, Series 2012A, 5.000%, 4/01/42
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	10,329,767
	Series 2011A, 5.250%, 10/15/39
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	300,324
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (5)	2,697,448
	5/01/14) – FGIC Insured
26,740	Total Wisconsin			27,134,795
$ 2,224,088	Total Municipal Bonds (cost $2,068,137,132)			2,103,842,467

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 549	Las Vegas Monorail Company, Senior Interest Bonds (7) (8)	5.500%	7/15/19	N/R	$ 137,374
159	Las Vegas Monorail Company, Senior Interest Bonds (7) (8)	3.000%	7/15/55	N/R	31,722
$ 708	Total Corporate Bonds (cost $20,781)				169,096
	Total Investments (cost $2,068,157,913) – 154.1%				2,104,011,563
	Floating Rate Obligations – (7.5)%				(101,903,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.9)% (9)				(667,200,000)
	Other Assets Less Liabilities – 2.3%				30,724,727
	Net Assets Applicable to Common Shares – 100%				$ 1,365,632,957

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,102,467,831	$1,374,636	$2,103,842,467
Corporate Bonds	—	—	169,096	169,096
Total	$ —	$2,102,467,831	$1,543,732	$2,104,011,563

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,972,675,175.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 90,529,258
Depreciation	(61,094,126)
Net unrealized appreciation (depreciation) of investments	$ 29,435,132

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The
Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013